May 29, 2013

U.S. Securities & Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

RE:	Vanguard Tax-Managed Funds (the Trust)
File No. 33-53683

Commissioners:
Enclosed is the 45th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A,
which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this
Amendment are to: (1) disclose FTSE Developed ex North America Index as the new target index for
Vanguard Tax-Managed International Fund, a series of the Trust; (2) to disclose Vanguard FTSE
Developed Markets ETF as the new name of the ETF share class of the Fund; and (3) to effect a number of non-material changes.
Pursuant to the requirement of Rule 485(a)(1), we have designated an effective date of July 29, 2013, for this Amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b)
filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b)
filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.
Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

cc: Amy Miller, Esq.
U.S. Securities & Exchange Commission